Goodwill (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Goodwill [Roll Forward]
Goodwill, beginning of year		$ 223.3	$ 230.9
Goodwill		(1.2)	(1.2)
Goodwill, end of year		211.5	223.3
Southeast Saskatchewan asset disposition
Schedule of Goodwill [Roll Forward]
Asset dispositions		(10.6)	0.0
Goodwill	$ (10.6)
Saskatchewan gas infrastructure asset disposition
Schedule of Goodwill [Roll Forward]
Asset dispositions		$ 0.0	$ (6.4)